Putnam Global Equity Fund
The fund's portfolio
7/31/20 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value
Banks (1.7%)
Bank of America Corp.	284,384	$7,075,474
Citigroup, Inc.	178,300	8,916,783

		15,992,257
Beverages (2.8%)
Asahi Group Holdings, Ltd. (Japan)	442,600	14,528,644
PepsiCo, Inc.	83,100	11,439,546

		25,968,190
Biotechnology (2.1%)
Regeneron Pharmaceuticals, Inc.(NON)	15,435	9,756,000
Vertex Pharmaceuticals, Inc.(NON)	36,681	9,977,232

		19,733,232
Building products (1.9%)
Fortune Brands Home & Security, Inc.	166,683	12,751,250
Johnson Controls International PLC	126,700	4,875,416

		17,626,666
Capital markets (—%)
BGP Holdings PLC (Malta)	82,319	—

		—
Chemicals (1.5%)
Sherwin-Williams Co. (The)	22,036	14,277,565

		14,277,565
Commercial services and supplies (1.8%)
A-Living Services Co., Ltd. Class H (China)	746,000	4,224,064
Waste Connections, Inc.	126,091	12,907,936

		17,132,000
Construction and engineering (0.8%)
Kyudenko Corp. (Japan)	274,800	7,793,987

		7,793,987
Construction materials (1.0%)
Summit Materials, Inc. Class A(NON)	608,321	8,954,485

		8,954,485
Containers and packaging (3.0%)
Ball Corp.	140,100	10,315,563
SIG Combibloc Group AG (Switzerland)	996,625	17,399,317

		27,714,880
Distributors (0.9%)
PALTAC Corp. (Japan)	152,900	8,318,620

		8,318,620
Diversified financial services (0.7%)
Eurazeo SA (France)(NON)	128,537	6,727,435

		6,727,435
Electric utilities (4.8%)
NRG Energy, Inc.	1,314,681	44,449,364

		44,449,364
Electrical equipment (1.0%)
Eaton Corp. PLC	103,000	9,592,390

		9,592,390
Entertainment (1.4%)
Activision Blizzard, Inc.	151,800	12,543,234

		12,543,234
Food and staples retail (1.9%)
Walmart, Inc.	134,000	17,339,600

		17,339,600
Food products (6.5%)
Kerry Group PLC Class A (Ireland)	121,177	16,045,163
Nestle SA (Switzerland)	154,494	18,303,717
Nomad Foods, Ltd. (United Kingdom)(NON)	1,118,033	25,781,841

		60,130,721
Health-care equipment and supplies (3.9%)
Baxter International, Inc.	78,800	6,806,744
Boston Scientific Corp.(NON)	264,200	10,190,194
Danaher Corp.	92,595	18,870,861

		35,867,799
Household durables (1.4%)
HC Brillant Services GmbH (acquired 8/2/13, cost $17) (Private) (Germany)(NON)(F)(RES)	26	23
Lennar Corp. Class A	177,045	12,809,206

		12,809,229
Insurance (5.1%)
Assured Guaranty, Ltd.	709,995	15,499,191
AXA SA (France)	422,165	8,449,196
Prudential PLC (United Kingdom)	533,057	7,790,686
QBE Insurance Group, Ltd. (Australia)	2,211,860	15,647,679

		47,386,752
Interactive media and services (1.9%)
Alphabet, Inc. Class C(NON)	11,962	17,739,168

		17,739,168
Internet and direct marketing retail (6.6%)
Alibaba Group Holding, Ltd. ADR (China)(NON)	36,300	9,112,026
Amazon.com, Inc.(NON)	16,330	51,679,224

		60,791,250
IT Services (6.5%)
Fidelity National Information Services, Inc.	69,300	10,139,283
Fiserv, Inc.(NON)	104,375	10,415,581
GoDaddy, Inc. Class A(NON)	151,921	10,677,008
PayPal Holdings, Inc.(NON)	53,200	10,430,924
Visa, Inc. Class A(S)	97,854	18,631,402

		60,294,198
Life sciences tools and services (2.3%)
Bio-Rad Laboratories, Inc. Class A(NON)	14,700	7,715,883
Thermo Fisher Scientific, Inc.	32,000	13,246,400

		20,962,283
Machinery (1.0%)
Otis Worldwide Corp.	152,700	9,580,398

		9,580,398
Media (1.2%)
Cogeco Communications, Inc. (Canada)	142,800	10,884,975

		10,884,975
Metals and mining (2.9%)
Newmont Corp.	157,500	10,899,000
Wheaton Precious Metals Corp. (Canada)(S)	285,100	15,489,483

		26,388,483
Oil, gas, and consumable fuels (3.3%)
Cenovus Energy, Inc. (Canada)	2,779,924	12,369,515
Enterprise Products Partners LP	508,790	8,954,704
Williams Cos., Inc. (The)(S)	475,900	9,103,967

		30,428,186
Pharmaceuticals (3.5%)
AstraZeneca PLC (United Kingdom)	128,037	14,201,002
Novartis AG (Switzerland)	130,559	10,812,748
Royalty Pharma PLC Class A(NON)	168,402	7,249,706

		32,263,456
Real estate management and development (1.1%)
Open House Co., Ltd. (Japan)	366,600	10,417,836

		10,417,836
Road and rail (2.9%)
Uber Technologies, Inc.(NON)	202,151	6,117,089
Union Pacific Corp.	121,581	21,076,066

		27,193,155
Semiconductors and semiconductor equipment (3.1%)
Micron Technology, Inc.(NON)	195,800	9,800,769
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	118,000	9,309,020
Texas Instruments, Inc.	73,697	9,400,052

		28,509,841
Software (10.8%)
Adobe, Inc.(NON)	35,881	15,942,646
Dynatrace, Inc.(NON)	288,744	12,078,162
Microsoft Corp.	183,661	37,652,343
RingCentral, Inc. Class A(NON)	26,738	7,761,239
ServiceNow, Inc.(NON)	55,963	24,578,950
Vertex, Inc. Class A(NON)	92,721	2,184,507

		100,197,847
Specialty retail (2.9%)
Advance Auto Parts, Inc.	67,074	10,070,490
Lowe's Cos., Inc.	114,811	17,096,506

		27,166,996
Technology hardware, storage, and peripherals (1.2%)
Samsung Electronics Co., Ltd. (South Korea)	235,372	11,456,074

		11,456,074
Thrifts and mortgage finance (0.7%)
Radian Group, Inc.	442,713	6,605,278

		6,605,278
Trading companies and distributors (2.1%)
Ashtead Group PLC (United Kingdom)	347,997	11,184,849
Yellow Cake PLC 144A (United Kingdom)(NON)	2,715,892	7,793,833

		18,978,682

Total common stocks (cost $769,603,779)		$910,216,512

U.S. TREASURY OBLIGATIONS (0.3%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes
0.375%, 1/15/27(i)	$405,459	$473,518
0.25%, 7/15/29(i)	123,289	138,530
U.S. Treasury Notes
2.875%, 5/15/28(i)	396,000	472,416
2.75%, 11/30/20(i)	396,000	401,245
2.00%, 2/15/25(i)	514,000	560,507
1.875%, 8/31/22(i)	136,000	142,013
1.50%, 1/31/22(i)	139,000	141,840

Total U.S. treasury obligations (cost $2,330,069)		$2,330,069

SHORT-TERM INVESTMENTS (5.5%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.22%(AFF)	Shares	35,176,200	$35,176,200
Putnam Short Term Investment Fund Class P 0.29%(AFF)	Shares	13,080,099	13,080,099
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(P)	Shares	260,000	260,000
U.S. Treasury Bills 0.259%, 8/13/20(SEGSF)		$347,000	346,991
U.S. Treasury Bills 0.011%, 8/6/20(SEGSF)		221,000	220,998
U.S. Treasury Bills 0.005%, 9/10/20(SEGSF)		69,000	68,993
U.S. Treasury Bills zero%, 8/20/20(SEGSF)		268,000	267,988
U.S. Treasury Cash Management Bills 0.099%, 10/27/20(SEGSF)		1,100,000	1,099,754

Total short-term investments (cost $50,521,039)			$50,521,023
TOTAL INVESTMENTS

Total investments (cost $822,454,887)			$963,067,604

	FORWARD CURRENCY CONTRACTS at 7/31/20 (aggregate face value $273,216,581) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	9/16/20	$14,687,653	$14,131,862	$(555,791)
		Canadian Dollar	Sell	10/21/20	101,180	100,154	(1,026)
		Euro	Buy	9/16/20	1,783,042	1,700,071	82,971
		Japanese Yen	Sell	8/19/20	434,826	428,815	(6,011)
	Barclays Bank PLC
		Canadian Dollar	Sell	10/21/20	4,473,634	4,409,762	(63,872)
		Euro	Sell	9/16/20	7,109,057	6,684,583	(424,474)
		Hong Kong Dollar	Buy	8/19/20	8,128,813	8,119,381	9,432
		Japanese Yen	Sell	8/19/20	507,661	500,774	(6,887)
		Swedish Krona	Buy	9/16/20	2,190,435	2,064,973	125,462
	Citibank, N.A.
		British Pound	Sell	9/16/20	3,302,853	3,176,911	(125,942)
		Canadian Dollar	Buy	10/21/20	2,806,074	2,718,636	87,438
		Danish Krone	Buy	9/16/20	6,347,752	6,025,345	322,407
		Euro	Buy	9/16/20	102,457	97,571	4,886
		Japanese Yen	Sell	8/19/20	4,227,244	4,165,301	(61,943)
	Goldman Sachs International
		British Pound	Sell	9/16/20	12,734,039	12,248,380	(485,659)
		Canadian Dollar	Sell	10/21/20	202,733	199,783	(2,950)
		Euro	Buy	9/16/20	586,566	558,289	28,277
		Japanese Yen	Buy	8/19/20	244,320	240,374	3,946
	HSBC Bank USA, National Association
		British Pound	Buy	9/16/20	248,638	336,123	(87,485)
		Canadian Dollar	Sell	10/21/20	32,034	31,562	(472)
		Chinese Yuan (Offshore)	Sell	8/19/20	12,476,442	12,234,510	(241,932)
		Euro	Buy	9/16/20	26,056,954	24,819,355	1,237,599
		Japanese Yen	Buy	8/19/20	80,439	79,325	1,114
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	10/21/20	2,404,043	2,368,558	(35,485)
		Euro	Sell	9/16/20	10,013,471	9,531,651	(481,820)
		Japanese Yen	Buy	8/19/20	12,126,920	11,942,662	184,258
		Norwegian Krone	Buy	9/16/20	1,780,436	1,700,347	80,089
		Singapore Dollar	Buy	8/19/20	3,821,244	3,708,678	112,566
		South Korean Won	Sell	8/19/20	11,097,277	10,813,187	(284,090)
		Swedish Krona	Buy	9/16/20	6,797,926	6,406,550	391,376
		Swiss Franc	Sell	9/16/20	19,416,424	18,497,960	(918,464)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/21/20	82,898	81,337	(1,561)
		Canadian Dollar	Sell	10/21/20	203,703	203,873	170
	NatWest Markets PLC
		Australian Dollar	Buy	10/21/20	1,816,245	1,763,191	53,054
		Euro	Buy	9/16/20	10,986,521	10,460,677	525,844
		Hong Kong Dollar	Buy	8/19/20	42,399	42,346	53
		Japanese Yen	Sell	8/19/20	867,508	855,402	(12,106)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/21/20	2,755,276	2,692,100	(63,176)
		British Pound	Buy	9/16/20	3,895,706	3,756,142	139,564
		Canadian Dollar	Sell	10/21/20	4,372,230	4,307,353	(64,877)
		Euro	Buy	9/16/20	10,477,771	10,075,753	402,018
		Israeli Shekel	Buy	10/21/20	1,970,986	1,948,299	22,687
		Japanese Yen	Buy	8/19/20	7,022,603	6,956,444	66,159
		Swedish Krona	Buy	9/16/20	62,498	58,910	3,588
		Swiss Franc	Buy	9/16/20	2,573,398	2,485,799	87,599
	Toronto-Dominion Bank
		Canadian Dollar	Sell	10/21/20	96,625	95,180	(1,445)
	UBS AG
		Australian Dollar	Buy	10/21/20	7,215,027	7,002,399	212,628
		British Pound	Buy	9/16/20	962,209	925,820	36,389
		Canadian Dollar	Sell	10/21/20	1,141,500	1,124,730	(16,770)
		Euro	Buy	9/16/20	29,542,863	28,129,717	1,413,146
		Japanese Yen	Buy	8/19/20	8,025,852	7,916,575	109,277
		Swiss Franc	Buy	9/16/20	81,780	79,471	2,309
	WestPac Banking Corp.
		Australian Dollar	Sell	10/21/20	2,244,454	2,178,562	(65,892)
		Canadian Dollar	Sell	10/21/20	76,463	75,336	(1,127)
		Euro	Buy	9/16/20	2,457,680	2,340,445	117,235
		Japanese Yen	Buy	8/19/20	7,730,795	7,619,287	111,508

	Unrealized appreciation						5,975,049

	Unrealized (depreciation)						(4,011,257)

	Total						$1,963,792
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2019 through July 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $926,882,327.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $23, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$15,672,125	$206,784,943	$187,280,868	$152,655	$35,176,200
	Putnam Short Term Investment Fund**	8,126,786	259,193,815	254,240,502	163,357	13,080,099

	Total Short-term investments	$23,798,911	$465,978,758	$441,521,370	$316,012	$48,256,299
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $35,176,200, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $34,474,663.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,964,782.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,421,046 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	70.5%
	United Kingdom	7.3
	Switzerland	5.0
	Japan	4.4
	Canada	4.2
	Ireland	1.7
	Australia	1.7
	France	1.6
	China	1.4
	South Korea	1.2
	Taiwan	1.0
	Other	<0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,857,888 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,250,988 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,964,782 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$41,167,377	$—	$—
Consumer discretionary	100,767,452	8,318,620	23
Consumer staples	54,560,987	48,877,524	—
Energy	30,428,186	—	—
Financials	38,096,726	38,614,996	—
Health care	83,813,020	25,013,750	—
Industrials	76,900,545	30,996,733	—
Information technology	189,001,886	11,456,074	—
Materials	59,936,096	17,399,317	—
Real estate	—	10,417,836	—
Utilities	44,449,364	—	—

Total common stocks	719,121,639	191,094,850	23
U.S. treasury obligations	—	2,330,069	—
Short-term investments	13,340,099	37,180,924	—

Totals by level	$732,461,738	$230,605,843	$23
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,963,792	$—

Totals by level	$—	$1,963,792	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$330,000
Written equity option contracts (contract amount)	$330,000
Forward currency contracts (contract amount)	$280,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com